UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Fine Capital Partners, L.P.

Address: 590 Madison Avenue
         5th Floor
         New York, New York 10022

13F File Number: 28-11775

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Debra Fine
Title:  Manager of the General Partner
Phone:  (212) 492-8200



Signature, Place and Date of Signing:

/s/ Debra Fine                 New York, New York              August 12, 2011
--------------------        ----------------------        ----------------------
   [Signature]                   [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).


[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)


[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            3

Form 13F Information Table Entry Total:       26

Form 13F Information Table Value Total:     $833,981
                                          (in thousands)


List of Other Included Managers:

No.      Form 13F File Number               Name

1        028-14291                          Dekel Partners, L.P.
2        028-14286                          Fine Partners I, L.P.
3        028-14296                          Noga Partners, L.P.


                                                   FORM 13F INFORMATION TABLE



COLUMN 1                      COLUMN  2   COLUMN 3    COLUMN 4        COLUMN 5         COLUMN 6       COLUMN 7        COLUMN 8

                              TITLE                   VALUE     SHRS OR     SH/ PUT/   INVESTMENT     OTHER      VOTING AUTHORITY
NAME OF ISSUER                OF CLASS    CUSIP       (X$1000)  PRN AMT     PRN CALL   DISCRETION     MANAGERS  SOLE  SHARED    NONE
--------------                ---------   ------      --------- --------    --- -----  -----------    --------- ----- -------   ----
ALLIANCE ONE INTL INC         COM         018772103   22,628     7,005,654  SH         SHARE-DEFINED  1,2,3     0      7,005,654  0
ASCENA RETAIL GROUP INC       COM         04351G101    7,287       214,000  SH         SHARE-DEFINED  1,2,3     0        214,000  0
CITIZENS REPUBLIC BANCORP IN  COM         174420109   13,677    19,821,891  SH         SHARE-DEFINED  1,2,3     0     19,821,891  0
COINSTAR INC                  COM         19259P300   57,387     1,052,200  SH         SHARE-DEFINED  1,2,3     0      1,052,200  0
COINSTAR INC                  COM         19259P300   20,469       375,300      CALL   SHARE-DEFINED  1,2,3     0        375,300  0
COMMERCIAL METALS CO          COM         201723103    9,746       679,162  SH         SHARE-DEFINED  1,2,3     0        679,162  0
COWEN GROUP INC NEW           CL A        223622101   11,191     2,976,300  SH         SHARE-DEFINED  1,2,3     0      2,976,300  0
HORNBECK OFFSHORE SVCS INC N  COM         440543106   46,368     1,686,103  SH         SHARE-DEFINED  1,2,3     0      1,686,103  0
HUNTINGTON BANCSHARES INC     COM         446150104   13,661     2,082,500  SH         SHARE-DEFINED  1,2,3     0      2,082,500  0
LIVE NATION ENTERTAINMENT IN  COM         538034109   41,399     3,609,307  SH         SHARE-DEFINED  1,2,3     0      3,609,307  0
MBIA INC                      COM         55262C100   62,785     7,224,988  SH         SHARE-DEFINED  1,2,3     0      7,224,988  0
MBIA INC                      COM         55262C100    25330     2,914,800      CALL   SHARE-DEFINED  1,2,3     0      2,914,800  0
MF GLOBAL HLDGS LTD           COM         55277J108   62,388     8,060,500  SH         SHARE-DEFINED  1,2,3     0      8,060,500  0
MYERS INDS INC                COM         628464109    7,867       765,257  SH         SHARE-DEFINED  1,2,3     0        765,257  0
NEW YORK & CO INC             COM         649295102   12,673     2,560,214  SH         SHARE-DEFINED  1,2,3     0      2,560,214  0
PHH CORP                      COM NEW     693320202   34,307     1,671,891  SH         SHARE-DEFINED  1,2,3     0      1,671,891  0
POLYONE CORP                  COM         73179P106   61,225     3,957,678  SH         SHARE-DEFINED  1,2,3     0      3,957,678  0
PZENA INVESTMENT MGMT INC     CLASS A     74731Q103    2,655       467,350  SH         SHARE-DEFINED  1,2,3     0        467,350  0
REGIONS FINANCIAL CORP NEW    COM         7591EP100   21,597     3,483,400  SH         SHARE-DEFINED  1,2,3     0      3,483,400  0
SCHOOL SPECIALTY INC          COM         807863105    5,389       374,526  SH         SHARE-DEFINED  1,2,3     0        374,526  0
SCIENTIFIC GAMES CORP         CL A        80874P109   45,623     4,412,320  SH         SHARE-DEFINED  1,2,3     0      4,412,320  0
SYNOVUS FINL CORP             COM         87161C105   18,339     8,816,900  SH         SHARE-DEFINED  1,2,3     0      8,816,900  0
YAHOO INC                     COM         984332106   64,785     4,307,500      CALL   SHARE-DEFINED  1,2,3     0      4,307,500  0
AIRCASTLE LTD                 COM         G0129K104   33,931     2,667,555  SH         SHARE-DEFINED  1,2,3     0      2,667,555  0
ASSURED GUARANTY LTD          COM         G0585R106   65,889     4,039,800  SH         SHARE-DEFINED  1,2,3     0      4,039,800  0
ASSURED GUARANTY LTD          COM         G0585R106    65385     4,008,900      CALL   SHARE-DEFINED  1,2,3     0      4,008,900  0

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